Intangible Assets, Goodwill And Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Intangible Assets

		December 31, 2014			December 31, 2013
	Weighted Amortization Period in Years	Gross Carrying Amount	Accumulated Amortization	Carrying Value	Gross Carrying Amount	Accumulated Amortization	Carrying Value
Refinery Services:
Customer relationships	5	$94,654	$81,880	$12,774	$94,654	$76,283	$18,371
Licensing agreements	6	38,678	28,983	9,695	38,678	26,055	12,623
Segment total		133,332	110,863	22,469	133,332	102,338	30,994
Supply & Logistics:
Customer relationships	5	35,430	30,228	5,202	35,430	28,568	6,862
Intangibles associated with lease	15	13,260	3,512	9,748	13,260	3,039	10,221
Segment total		48,690	33,740	14,950	48,690	31,607	17,083
Marine contract intangibles	5	32,000	833	31,167	—	—	—
Other	5	22,797	8,452	14,345	21,356	6,505	14,851
Total		$236,819	$153,888	$82,931	$203,378	$140,450	$62,928

Schedule Of Estimated Amortization Expense

	2015	2016	2017	2018	2019
Refinery Services:
Customer relationships	$4,405	$3,471	$2,737	$2,161	$—
Licensing agreements	2,711	2,510	2,324	2,150	—
Supply and Logistics:
Customer relationships	1,275	981	757	586	454
Intangibles associated with lease	474	474	474	474	474
Marine contract intangibles	6,417	5,400	5,400	5,400	5,400
Other	2,057	2,025	2,006	2,006	2,006
Total	$17,339	$14,861	$13,698	$12,777	$8,334

Schedule Of Other Assets

	December 31,
	2014	2013
CO2 volumetric production payments, net of amortization	$9,395	$4,421
Deferred marine charges (1)	13,042	2,829
Other deferred costs and deposits	38,854	30,861
Other assets, net of amortization	$61,291	$38,111

(1)	See discussion of deferred charges on marine transportation assets in the Summary of Accounting Policies (Note 2)